Consolidated balance sheet - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022
Non-current assets
Intangible assets	£ 11,512	£ 11,902
Property, plant and equipment	6,142	5,848
Biological assets	156	94
Investments in associates and joint ventures	3,829	3,652
Other investments	57	37
Other receivables	31	37
Other financial assets	394	345
Deferred tax assets	141	114
Post employment benefit assets	960	1,553
Non-current assets	23,222	23,582
Current assets
Inventories	7,661	7,094
Trade and other receivables	2,720	2,933
Corporate tax receivables	232	149
Assets held for sale	0	222
Other financial assets	347	251
Cash and cash equivalents	1,439	2,285
Current assets	12,399	12,934
Total assets	35,621	36,516
Current liabilities
Borrowings and bank overdrafts	(1,701)	(1,522)
Other financial liabilities	(359)	(444)
Share buyback liability	0	(117)
Trade and other payables	(5,300)	(5,887)
Liabilities held for sale	0	(61)
Corporate tax payables	(135)	(252)
Provisions	(119)	(159)
Current liabilities	(7,614)	(8,442)
Non-current liabilities
Borrowings	(14,801)	(14,498)
Other financial liabilities	(747)	(703)
Other payables	(368)	(380)
Provisions	(243)	(258)
Deferred tax liabilities	(2,183)	(2,319)
Post employment benefit liabilities	(373)	(402)
Non-current liabilities	(18,715)	(18,560)
Total liabilities	(26,329)	(27,002)
Net assets	9,292	9,514
Equity
Share capital	712	723
Share premium	1,351	1,351
Other reserves	1,861	2,174
Retained earnings	3,898	3,550
Equity attributable to equity shareholders of the parent company	7,822	7,798
Non-controlling interests	1,470	1,716
Total equity	£ 9,292	£ 9,514